Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Disclosures
Schedule of compensation for key management personnel

	2024	2023
Short-term benefits(1)	$3.8	$3.7
Share-based payments(2)	7.3	1.6
	$11.1	$5.3
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the year.
2.	Represents the expense of stock options and RSUs and mark-to-market charges on DSUs during the year.